SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements adopted (Details) $ in Thousands	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle
Right-of-use assets	$ 83,403
Lease liabilities	87,411
ASU 2016-02 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle
Right-of-use assets	78,909
Lease liabilities	$ 84,243